Financial instruments and risk management - Capital and liquidity risk management - Additional information (Detail) $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2015 USD ($) CreditFacility	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure Of Financial Instruments [Line Items]
Net debt		$ 3,845	$ 9,587	$ 13,783
Borrowings		15,176	17,630
Level 1 [member]
Disclosure Of Financial Instruments [Line Items]
Borrowings		9,600	11,900
Borrowings at fair value		10,900	12,900
Level 3 [member]
Disclosure Of Financial Instruments [Line Items]
Borrowings		4,100	4,100
Borrowings at fair value		$ 4,700	4,600
Percentage of change in London metal exchange		10.00%
Period of London metal exchange curve		Ten year
Decrease in carrying value of forward contract due to long-term metal pricing assumptions		$ 41	38
Increase in carrying value of forward contract due to long-term metal pricing assumptions		22	64
Oyu Tolgoi LLC [member]
Disclosure Of Financial Instruments [Line Items]
Borrowings		4,300	4,300
Additional Borrowings		9
Oyu Tolgoi LLC [member] | MIGA Insured Loan due 2027 [Member]
Disclosure Of Financial Instruments [Line Items]
Borrowings		$ 700
Pre-completion interest rate		2.65%
Post completion interest rate		3.65%
Borrowings, maturity		2027
Oyu Tolgoi LLC [member] | Commercial Banks “B Loan” due 2027 [Member]
Disclosure Of Financial Instruments [Line Items]
Borrowings		$ 1,600
Pre-completion interest rate		3.40%
Post completion interest rate		4.40%
Borrowings, maturity		2027
Oyu Tolgoi LLC [member] | Export Credit Agencies Loan due 2028 [Member]
Disclosure Of Financial Instruments [Line Items]
Borrowings		$ 300
Borrowings, maturity		2028
Borrowings, interest rate		2.30%
Oyu Tolgoi LLC [member] | Export Credit Agencies Loan due 2029 [Member]
Disclosure Of Financial Instruments [Line Items]
Borrowings		$ 900
Pre-completion interest rate		3.65%
Post completion interest rate		4.65%
Borrowings, maturity		2029
Oyu Tolgoi LLC [member] | International Financial Institutions “A Loan” due 2030 [Member]
Disclosure Of Financial Instruments [Line Items]
Borrowings		$ 900
Pre-completion interest rate		3.78%
Post completion interest rate		4.78%
Borrowings, maturity		2030
Capital and liquidity risk management [member]
Disclosure Of Financial Instruments [Line Items]
Net debt		$ 3,845	$ 9,587
Net debt to total capital percentage		7.00%	17.00%
Description of interest coverage on debt		14 times	seven times
Description of rating agencies used		Standard and Poor’s and Moody’s investor services
Capital and liquidity risk management [member] | Rio Tinto Finance Plc and Rio Tinto Finance Limited [member]
Disclosure Of Financial Instruments [Line Items]
Borrowings, maturity	A US$1.9 billion facility currently matures in November 2020 and a US$5.6 billion facility (including a US$ denominated same day access swing-line facility) matures in November 2022.
Multi-currency revolving credit facilities	$ 7,500
Number of extension options in multi-currency revolving credit facilities | CreditFacility	2
Multi-currency revolving credit facilities period	one-year
Capital and liquidity risk management [member] | Rio Tinto Finance Plc and Rio Tinto Finance Limited [member] | November 2019 [member]
Disclosure Of Financial Instruments [Line Items]
Multi-currency revolving credit facilities	$ 1,900
Capital and liquidity risk management [member] | Rio Tinto Finance Plc and Rio Tinto Finance Limited [member] | November 2021 [member]
Disclosure Of Financial Instruments [Line Items]
Multi-currency revolving credit facilities	$ 5,600
Capital and liquidity risk management [member] | Rio Tinto Finance (USA) plc and Rio Tinto Finance (USA) Limited [member]
Disclosure Of Financial Instruments [Line Items]
Redemption of bonds		$ 2,500	$ 7,500
Aggregate cash outflow before fees		$ 2,700	7,900
Bottom of range [Member] | Capital and liquidity risk management [member]
Disclosure Of Financial Instruments [Line Items]
Percentage of underlying earnings		40.00%
Top of range [Member]
Disclosure Of Financial Instruments [Line Items]
Maximum carrying value of borrowings repayable, after impact of swaps		$ 1,700	$ 1,700
Top of range [Member] | Capital and liquidity risk management [member]
Disclosure Of Financial Instruments [Line Items]
Percentage of underlying earnings		60.00%